Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 5.7%
Axon Enterprise, Inc. (A)	316	$ 238,735
TransDigm Group, Inc.	177	284,697
		523,432
Banks - 1.5%
Bank of America Corp.	2,850	134,719
Biotechnology - 5.7%
Alnylam Pharmaceuticals, Inc. (A)	430	168,663
Ascendis Pharma AS, ADR (A)	2,050	355,675
		524,338
Broadline Retail - 7.0%
Amazon.com, Inc. (A)	2,775	649,655
Capital Markets - 4.2%
Intercontinental Exchange, Inc.	740	136,774
LPL Financial Holdings, Inc.	300	118,719
Tradeweb Markets, Inc., Class A	950	131,623
		387,116
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	220	154,726
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	169	158,799
Electrical Equipment - 3.7%
AMETEK, Inc.	465	85,955
Bloom Energy Corp., Class A (A)	1,370	51,224
GE Vernova, Inc.	315	207,992
		345,171
Entertainment - 4.0%
Netflix, Inc. (A)	218	252,749
Spotify Technology SA (A)	190	119,043
		371,792
Financial Services - 3.6%
Visa, Inc., Class A	975	336,833
Health Care Equipment & Supplies - 1.1%
Dexcom, Inc. (A)	1,320	106,616
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	252	62,889
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A	2,190	$ 420,261
Pharmaceuticals - 1.5%
Eli Lilly & Co.	193	142,834
Semiconductors & Semiconductor Equipment - 19.3%
Applied Materials, Inc.	590	106,235
Broadcom, Inc.	904	265,505
NVIDIA Corp.	7,030	1,250,426
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	670	161,886
		1,784,052
Software - 22.7%
Check Point Software Technologies Ltd. (A)	660	122,892
Microsoft Corp.	2,099	1,119,817
Oracle Corp.	1,040	263,921
Salesforce, Inc.	556	143,631
Samsara, Inc., Class A (A)	1,810	68,834
ServiceNow, Inc. (A)	242	228,235
Synopsys, Inc. (A)	250	158,368
		2,105,698
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	3,380	701,587
Total Common Stocks (Cost $5,469,122)		8,910,518

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 1.80% (B), dated 07/31/2025, to be repurchased at $366,755 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $374,256.	$ 366,737	366,737
Total Repurchase Agreement (Cost $366,737)		366,737
Total Investments (Cost $5,835,859)		9,277,255
Net Other Assets (Liabilities) - (0.2)%		(16,576)
Net Assets - 100.0%		$ 9,260,679
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,910,518	$—	$—	$8,910,518
Repurchase Agreement	—	366,737	—	366,737
Total Investments	$8,910,518	$366,737	$—	$9,277,255
Transamerica Funds

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica Sustainable Growth Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Growth Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds